Cash and cash equivalents - Summary Of Cash And Cash Equivalents (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Cash and cash equivalents [abstract]
Short-term deposits	$ 719	$ 861
Cash at banks and on hand	3,161	2,103
Cash and cash equivalents in the statement of financial position	$ 3,880	$ 2,964	$ 2,447	$ 3,138